Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 31 December 2024 and 31 December 2023 are as follows:

	31 December 2024	31 December 2023
Cash and cash equivalents denominated in US dollars	36,930	1,466
Cash and cash equivalents denominated in other currencies	14,498	9,691
	51,428	11,157

Schedule of Restricted Cash	Movements in restricted cash balances during the years ended 31 December 2024 and 31 December 2023 are as follows:

	31 December 2024	31 December 2023
Balance at 1 January	26,132	25,187
Interest income	740	945
Release during the period	(26,872)	—
Balance at 31 December	—	26,132